COMPANY'S OPERATIONS	6 Months Ended
Jun. 30, 2023
COMPANY'S OPERATIONS
COMPANY'S OPERATIONS
1.COMPANY’S OPERATIONS

Suzano S.A. (“Suzano”) and its subsidiaries (collectively the “Company”) is a public company with its headquarters in Brazil, at Avenida Professor Magalhães Neto, No. 1,752 - 10th floor, rooms 1010 and 1011, Bairro Pituba, in the city of Salvador, State of Bahia, and its main business office in the city of São Paulo.

Suzano’s shares are traded on B3 S.A. (“Brasil, Bolsa, Balcão - “B3”), listed in the New Market under the ticker SUZB3, and its American Depositary Receipts (“ADRs”) in a ratio of 1 (one) per common share, Level II, are traded in the New York Stock Exchange (“NYSE”) under the ticker SUZ.

The Company has 13 industrial units, located in the cities of Cachoeiro de Itapemirim and Aracruz (Espírito Santo State), Belém (Pará State), Eunápolis and Mucuri (Bahia State), Maracanaú (Ceará State), Imperatriz (Maranhão State), Jacareí, Limeira, Suzano, Rio Verde and Mogi das Cruzes (São Paulo State) and Três Lagoas (Mato Grosso do Sul State). Additionally, it has five technology centers, 23 distribution centers and three ports, all located in Brazil.

These units produce hardwood pulp from eucalyptus, coated paper, paperboard, uncoated paper and cut size paper and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.

Pulp and paper are sold in foreign markets by Suzano, as well as through its wholly-owned subsidiaries and/or its sales offices in Argentina, Austria, China, Ecuador, United States of America,  and Singapore.

The Company’s operations also include the commercial management of eucalyptus forest for its own use, the operation of port terminals, and the holding of interests, as a partner or shareholder, in other companies or enterprises, and the generation of electricity in the pulp production process and its commercialization.

The Company is controlled by Suzano Holding S.A., through a voting agreement whereby it holds 47.12% of the common shares of its share capital.

These unaudited condensed consolidated interim financial information was authorized by the Board of Directors on August 1, 2023.

1.1.	Equity interests

The Company holds equity interests in the following entities:

			% equity interest
			June 30,	December 31,
Entity/Type of investment	Main activity	Country	2023	2022
Consolidated
F&E Tecnologia do Brasil S.A. (Direct)	Biofuel production, except alcohol	Brazil	100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Fibria Overseas Finance Ltd. (Direct)	Financial fundraising	Cayman Island	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct)	Port operations	Brazil	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	100.00%	100.00%
FuturaGene Delaware Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
FuturaGene Israel Ltd. (Indirect)	Biotechnology research and development	Israel	100.00%	100.00%
FuturaGene Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct)	Holding	Brazil	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect)	Port operations	Brazil	100.00%	100.00%
MMC Brasil Indústria e Comércio Ltda (Direct)(1)	Industrialization and commercialization of wipes, cleaning and sanitary products.	Brazil	100.00%
Mucuri Energética S.A. (Direct)	Power generation and distribution	Brazil	100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct)	Road freight transport	Brazil	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct)	Port operations	Brazil	51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct)	Commercialization of equipment and parts	Brazil	100.00%	100.00%
SFBC Participações Ltda. (Direct)	Packaging production	Brazil	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (Direct)	Commercialization of paper and computer materials	Argentina	100.00%	100.00%
Suzano Austria GmbH. (Direct)	Business office	Austria	100.00%	100.00%
Suzano Canada Inc. (Direct)	Lignin research and development	Canada	100.00%	100.00%
Suzano Ecuador S.A.S. (Direct) (2)	Commercialization of paper	Ecuador	100.00%
Suzano Finland Oy (Direct)	Industrialization and commercialization of cellulose, microfiber cellulose and paper	Finland	100.00%	100.00%
Suzano International Finance B.V (Direct)	Financial fundraising	Netherlands	100.00%	100.00%
Suzano International Trade GmbH. (Direct)	Business office	Austria	100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct)	Biotechnology research and development	China	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct)	Business office	Switzerland	100.00%	100.00%
Suzano Shanghai Ltd. (Direct)	Business office	China	100.00%	100.00%
Suzano Shanghai Trading Ltd. (Direct) (3)	Business office	China	100.00%
Suzano Singapura Pte. Ltd (Direct) (4)	Business office	Singapore	100.00%
Suzano Trading International KFT(Direct)	Business office	Hungary	100.00%	100.00%
Suzano Ventures LLC (Direct)	Corporate venture capital	United States of America	100.00%	100.00%

			% equity interest
			June 30,	December 31,
Entity	Main activity	Country	2023	2022
Joint operation
Veracel Celulose S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	50.00%	50.00%

Equity
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct) (5)	Restoration, conservation and preservation of forests	Brazil	16.66%	100.00%
Ensyn Corporation (Direct) (6)	Biofuel research and development	United States of America	26.07%	26.59%
F&E Technologies LLC (Direct/Indirect)	Biofuel production, except alcohol	United States of America	50.00%	50.00%
Ibema Companhia Brasileira de Papel (Direct)	Industrialization and commercialization of paperboard	Brazil	49.90%	49.90%
Spinnova Plc (Direct)	Research of sustainable raw materials for the textile industry	Finland	19.03%	19.03%
Woodspin Oy (Direct/Indirect)	Development and production of cellulose-based fibers, yarns and textile filaments	Finland	50.00%	50.00%

Fair value through other comprehensive income
Celluforce Inc. (Direct)	Nanocrystalline pulp research and development	Canada	8.28%	8.28%

1)	On June 1, 2023, the Company completed the acquisition of MMC Brasil Indústria e Comércio Ltda.(Note 1.2.3.)
2)	On March 8, 2023, establishment of legal entity with full equity interest from Suzano S.A.
3)	On May 19, 2023, establishment of legal entity with full equity interest from Suzano S.A.
4)	On May 23, 2023, establishment of legal entity with full equity interest from Suzano S.A.
5)	On February 27 and March 21, 2023, equivalent contributions were made by the six shareholders of Biomas to constitute an equity interest (Note 1.2.6).
6)	On May 17, 2023, the percentage of interest was changed due to the dilution of the shares.

1.2.Major events in the six-month period ended June 30, 2023

1.2.1.Effects of the war between Russia and Ukraine

The Company has continuously monitored the impacts of the current conflict between Russia and Ukraine, both direct and indirect, on society, the economy and markets (global and domestic), with the objective of evaluating possible impacts and risks for the business.

The Company’s assessment has covered four main areas:

(i)	Personnel: Suzano does not have employees or facilities of any nature in any of the locations directly impacted by the conflict.
(ii)

Supply Chain: the Company did not identify any short-term or long-term risk of possible interruptions or shortages of materials for its industrial and forestry activities. So far, the only effects observed have been greater volatility in commodities and energy prices.

(iii)

Logistics: internationally, there was no change in the Company’s logistical operations, with all the routes used remaining unchanged and the moorings in the planned locations being maintained. At the domestic level, no changes in logistical flows were identified.

(iv)

Commercial: to date, the Company has continued with its transactions as planned, maintaining service to its customers in all its sectors of activity. Sales to a few customers located in Russia were suspended, without any significant financial impact.

As a result of the current scenario, the Company has taken steps to expand its monitoring of the situation, together with its main stakeholders, in order to ensure any updates and information flows required for its global decision-making are available in a timely manner.

1.2.2.Cerrado Project

On October 28, 2021, the Company’s Board of Directors approved the realization of the Cerrado Project, which consists of building a pulp production mill in the municipality of Ribas do Rio Pardo, in the state of Mato Grosso do Sul.

The plant will have an estimated nominal capacity of 2,550,000 tons of eucalyptus pulp production per year, with an estimated period for starting operations in the second semester of 2024. The total investment is R$22,200,000, with payments during the years of 2021 to 2024.

1.2.3.Acquisition of tissue business in Brazil

On June 1 2023, the Company acquired the totality of the quotas held by Kimberly-Clark Brasil Indústria e Comércio de Produtos de Higiene Ltda. (“KC Brasil”) in MMC Brasil Indústria e Comércio Ltda (“MMC Brasil”) for the consideration of US$212,029 million (equivalent to R$1,072,657) paid in cash (“Transaction”).

MMC Brasil had no operations until the contribution made by KC Brasil as a result of the carve out carried out in May 25, 2023 of the assets related to the business of manufacturing, marketing, distributing and selling of tissue products, including toilet paper, paper towels, napkins, tissues, as well as other paper products in Brazil, including ownership of the brand “NEVE” of KC Brasil.

The following table summarizes the allocation of the preliminary purchase price:

Total purchase consideration (full payment on closing)	1,072,657

Book value of Shareholders’ Equity of MMC Brasil	587,226

Fair value adjustment
Inventories (1)	7,120
Property, plant and equipment (2)	105,858
Trademark and patents (3)	189,655
Net identifiable assets acquired	889,859
Goodwill (4)	182,798

(1)	Measured considering the balance of finished products based on selling price, net of selling expenses.
(2)	Measured based on the analysis of market data on comparable transactions and cost quantification, based on the estimate of replacement or replacement value of the assets.
(3)	Measured based on revenue projections for products under the evaluated brands, according to the Refief from Royalties methodology.
(4)Goodwill is attributable to the workforce and expected future profitability of the acquired business. It will be deductible for tax purposes.

No deferred tax was recognized on the fair value adjustments as there is an expectation of merging MMC within the fiscal year of 2023.

Considering the fact that MMC Brasil was created based on a carve out of a portion of the KC Brasil businesses, counterparty of the transaction, there is no previous history of revenue and/or profits specifically for the acquired entity to be considered or included in a pro forma consolidated revenue and pro forma consolidated profit as if the acquisition had occurred on January 1, 2023.

Acquisition related costs of R$12,105 are included in administrative expenses in profit or loss.

1.2.4.Federal Supreme Court (“STF”) decision – Effectiveness of final and unappealable tax decisions

On February 8, 2023, the Federal Supreme Court in Brazil concluded the judgments of Items 881 and 885, which discussed the effects of res judicata. Notwithstanding, considering the information available as of the date of these unaudited condensed consolidated interim financial information, the Company is not a party to any litigation related to a tax not being collected due to a past decision considered unappealable, therefore, the Company has no material adjustment due to the decision.

1.2.5.Treasury shares cancelled

On February 28, 2023, the Board of Directors decided to cancel 37,145,969 common shares, with an average cost of R$40.84 (forty reais and eighty-four cents) per share, in the amount of R$1,517,224, that were being held in treasury, without changing the share capital and against the balances of available profit reserves. After the cancellation of shares, the share capital of R$9,269,281 is now divided into 1,324,117,615 common shares, all nominative, book-entry and without par value.

1.2.6.Biomas

On September 5, 2022, Biomas Serviços Ambientais, Restauração e Carbono Ltda. (“Biomas”) was initially established by Suzano S.A.

On November 12, 2022, Suzano in partnership with Itaú Unibanco S.A, Marfrig Global Foods S.A., Rabobank Foundational Investments B.B., Santander Corretora de Seguros, Investimentos e Serviços S.A. and Vale S.A., announced an alliance during an event held at the Climate Conference, COP27, in Egypt, for the creation of a company focused entirely to forest restoration, conservation and preservation activities in Brazil.

After the transformation of Biomas into a joint venture, Suzano, together with Marfrig, Rabobank and Vale, made a commitment to invest R$20,000 each partner, in accordance to the terms of the respective investment agreements on February 27, 2023, once the conditions precedent and closing acts established in said agreements were fulfilled. Itaú and Santander made their respective capital contributions on March 21, 2023.

For the period ended June 30, 2023, the amount of R$30,000 (R$5,000 for each partner) was fully paid with a remaining balance of R$90,000 (R$15,000 for each partner) to be paid.

With the completion of the above investments, each company now holds 16.66% of equity interest at Biomas.